CDTV Holding's subsidiaries, VIE and VIE's subsidiaries (Detail)		12 Months Ended
	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 N-S Digital TV	Dec. 31, 2012 Subsidiaries China Digital TV Technology Co., Ltd	Dec. 31, 2012 Subsidiaries Beijing Super TV Co Ltd	Dec. 31, 2012 Subsidiaries Golden Benefit Technology Limited ("Golden Benefit")	Dec. 31, 2012 Subsidiaries China Super Media Holdings Limited ("CSM Holdings")	Dec. 31, 2012 Subsidiaries N-S Investment Holdings Co., Ltd ("N-S Investment Holdings")	Dec. 31, 2012 Subsidiaries Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Subsidiaries Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Subsidiaries Beijing Super Movie Technology Co., Ltd ("Super Movie")	Dec. 31, 2012 Variable Interest Entity N-S Digital TV	Dec. 31, 2012 Variable Interest Entity Subsidiary Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D")	Dec. 31, 2012 Variable Interest Entity Subsidiary N-S Media Investment Co., Ltd ("N-S Media Investment")
Subsidiaries [Line Items]
Date of incorporation /acquisition		May 31, 2004	Mar. 09, 2004	May 31, 2004	Dec. 06, 2007	Feb. 25, 2008	Jul. 23, 2010	Jan. 19, 2011	May 13, 2011	Sep. 23, 2011	May 31, 2004	Feb. 28, 2010	Dec. 19, 2007
Place of incorporation /establishment			BVI	the PRC	Hong Kong	Hong Kong	the PRC	the PRC	the PRC	the PRC	the PRC	the PRC	the PRC
Percentage of economic ownership	90.00%		100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	64.80%	90.00%	100.00%	100.00%	100.00%